Property, Plant, and Equipment (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 146	$ 0
Property, plant and equipment expenditures		417	277	$ 338
Gains (losses) on disposals of property, plant and equipment		17
Other cash and cash equivalents		15
Interest costs capitalised		$ 6	$ 2	$ 9
Capitalisation rate of borrowing costs eligible for capitalisation		5.90%	4.50%
US Wind Projects
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures		$ 169
Pioneer Pipeline
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures		100
Genesee Unit 3
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		5
Keephills 3
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	$ 308	308
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance leases					$ (29)
Right-of-use assets		146	$ 52		$ 85
Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance leases		0	65
Gains (losses) on disposals of property, plant and equipment		18
Coal generation | Keephills 3
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		300
Property, plant and equipment subject to operating leases | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		33
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		522	284
Gross carrying amount | Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		0	0
Gross carrying amount | Coal generation
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		0	0
Gross carrying amount | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		$ 407	275
Gross carrying amount | Assets under construction | US Wind Projects - Big Level
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment			$ 7